Newbuildings (Tables)	6 Months Ended
Jun. 30, 2023
New buildings [Abstract]
Carrying Value of New Buildings	The table below sets forth the carrying value of our newbuildings:

	June 30, 2023	December 31, 2022
(In $ millions)
Opening balance	3.5	135.5
Disposals	—	(7.6)
Impairment	—	(124.4)
Total	3.5	3.5